UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10371

LORD ABBETT EQUITY TRUST
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 7/31/2012

Item 1:	Report(s) to Shareholders.

2 0 1 2

L O R D  A B B E T T

A N N U A L

R E P O R T

Lord Abbett

Calibrated Large Cap Value Fund

Calibrated Mid Cap Value Fund

For the fiscal period ended July 31, 2012

Lord Abbett Equity Trust Lord Abbett Calibrated Large Cap Value Fund Lord Abbett Calibrated Mid Cap Value Fund Annual Report
For the fiscal period ended July 31, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the fiscal period ended July 31, 2012. On this page and the following pages, we discuss the major factors that influenced fiscal period performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on each Fund’s performance and other portfolio related updates.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best Regards,

Robert S. Dow
Chairman

Calibrated Large Cap Value Fund

For the period December 29, 2011 (the Fund’s performance inception date) through July 31, 2012, the Fund returned 13.70%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested. By comparison, its benchmark, the Russell 1000® Value Index,1 returned 9.30% over the same period.

          Equity markets performed well early in 2012 as the United States economy showed signs of improvement and policymakers in Europe appeared to make progress in solving the sovereign debt crisis. However, slowing growth combined with reemerging fears about the European crisis, weighed on markets toward the end of the period. The possibility that the United States economy would slip back into a recession rose as economic growth

1

fell to 1.5% in the second quarter, down from 2.0% in the first quarter.

          By design the Fund maintains sector weightings close to those of the benchmark index, so these weightings did not contribute greatly to performance relative to the index. In contrast, stock selection accounted for substantially all of Fund outperformance relative to the index. An overweighting of technology company NCR Corporation added value, as shares rose sharply during the period on strong sales to regional banks and to emerging markets. Timken Co., a machine tools manufacturer, also added to Fund performance. The shares rose on record sales and earnings stemming from strong demand, improved pricing, and a favorable product mix. An overweighting of Capital One Financial Corp., a diversified financial company with a large credit card operation, contributed to Fund performance, as net income from the credit card operation rose substantially.

          Detracting from relative Fund performance was an overweighting of SM Energy Company, an oil and gas exploration and production company whose earnings were hurt by lower prices for natural gas. In addition, shares of Baker Hughes Inc., an oilfield services company, declined due in part to rising costs and narrower margins in some of the company’s North American operations. The Fund’s position in Ford Motor Co. also detracted from Fund performance, as income from international operations declined.

Calibrated Mid Cap Value Fund

For the period December 29, 2011 (the Fund’s performance inception date) through July 31, 2012, the Fund returned 9.07%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested. By comparison, its benchmark, the Russell Midcap® Value Index,2 returned 7.92% over the same period.

          Equity markets performed well early in 2012 as the United States economy showed signs of improvement and policymakers in Europe appeared to make progress in solving the sovereign debt crisis. However, slowing growth combined with reemerging fears about the European crisis, weighed on markets toward the end of the period. The possibility that the United States economy would slip back into a recession rose as economic growth fell to 1.5% in the second quarter, down from 2.0% in the first quarter.

          By design the Fund maintains sector weightings close to those of the benchmark index, so these weightings did not contribute greatly to performance relative to the index. In contrast, stock selection accounted for substantially all of Fund outperformance relative to the index. An overweighting of technology company NCR Corporation added value, as shares rose sharply during the period on strong sales to regional banks and to emerging markets. Westlake Chemical Corporation, a basic and specialty chemicals company,

2

also added to Fund performance. Shares rose on higher net income due in part to lower feedstock costs. An overweighting of SunTrust Banks Inc., a diversified retail and commercial bank, was also beneficial, as net income rose on higher revenues and lower loan loss provisions.

          Detracting from relative Fund performance was an overweighting of SM Energy Company, an oil and gas exploration and production company whose earnings were hurt by lower prices for natural gas. In addition, an overweighting of Alliant Techsystems Inc., an aerospace and defense contractor, hampered Fund performance. Shares declined on lower revenues from NASA and from commercial space operations. An overweighting of Patterson-UTI Energy, Inc., an oil services provider, also detracted from Fund performance, as shares fell due to underutilization of assets in the natural gas market.

          Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1 The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
2 The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value index.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

During the period shown, expense waivers and reimbursements were in place. Without such expense reimbursements, the Funds’ returns would have been lower.

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Funds as of July 31, 2012. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Funds’ portfolio is actively managed and may change significantly, the Funds may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see each Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

3

Calibrated Large Cap Value Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 1000® Value Index, assuming reinvestment of all distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the period, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Total Returns at Maximum Applicable
Sales Charge for the Period December 29, 2011 through July 31, 2012

Life of Class*
Class A3	7.17%
Class C4	12.17%
Class F5	13.77%
Class I5	13.83%
Class R2[5]	13.43%
Class R3[5]	13.50%

1 Reflects the deduction of the maximum initial sales charge of 5.75%.
2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance. Performance of the index begins on December 29, 2011.
3 Class A shares commenced operations on December 21, 2011 and performance for the Class began on December 29, 2011. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the period ended July 31, 2012, is calculated using the SEC-required uniform method to compute such return.
4 Class C shares commenced operations on December 21, 2011 and performance for the Class began on December 29, 2011. Reflects the deduction of the 1% CDSC for Class C shares, which normally applies before the first anniversary of the purchase date.
5 Commenced operations on December 21, 2011 and performance for the Class began on December 29, 2011. Performance is at net asset value.
* Because Class A, C, F, I, R2 and R3 shares have existed for less than one year, average annual returns are not provided.

4

Calibrated Mid Cap Value Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell Midcap® Value Index, assuming reinvestment of all distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the period, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Total Returns at Maximum Applicable
Sales Charge for the Period December 29, 2011 through July 31, 2012

Life of Class*
Class A3	2.81%
Class C4	7.54%
Class F5	9.14%
Class I5	9.27%
Class R2[5]	8.81%
Class R3[5]	8.87%

1 Reflects the deduction of the maximum initial sales charge of 5.75%.
2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance. Performance of the index begins on December 29, 2011.
3 Class A shares commenced operations on December 21, 2011 and performance for the Class began on December 29, 2011. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the period ended July 31, 2012, is calculated using the SEC-required uniform method to compute such return.
4 Class C shares commenced operations on December 21, 2011 and performance for the Class began on December 29, 2011. Reflects the deduction of the 1% CDSC for Class C shares, which normally applies before the first anniversary of the purchase date.
5 Commenced operations on December 21, 2011 and performance for the Class began on December 29, 2011. Performance is at net asset value.
* Because Class A, C, F, I, R2 and R3 shares have existed for less than one year, average annual returns are not provided.

5

Expense Example

          As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 through July 31, 2012).

Actual Expenses

          For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 2/1/12 - 7/31/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Calibrated Large Cap Value Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	2/1/12	7/31/12	2/1/12 – 7/31/12

Class A
Actual	$1,000.00	$1,085.30	$3.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.16	$3.72
Class C
Actual	$1,000.00	$1,080.90	$7.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.50	$7.42
Class F
Actual	$1,000.00	$1,085.90	$3.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.87	$3.02
Class I
Actual	$1,000.00	$1,085.90	$2.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.45	$2.46
Class R2
Actual	$1,000.00	$1,082.80	$5.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.41	$5.52
Class R3
Actual	$1,000.00	$1,083.40	$5.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.91	$5.02

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.74% for Class A, 1.48% for Class C, 0.60% for Class F, 0.49% for Class I, 1.10% for Class R2 and 1.00% for Class R3) average multiplied by the account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
July 31, 2012

Sector*	%**
Consumer Discretionary	6.99%
Consumer Staples	7.71%
Energy	16.51%
Financials	25.51%
Health Care	12.35%
Industrials	9.45%

Sector*	%**
Information Technology	7.17%
Materials	4.12%
Telecommunication Services	3.27%
Utilities	6.69%
Short-Term Investment	0.23%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

7

Calibrated Mid Cap Value Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	2/1/12	7/31/12	2/1/12 – 7/31/12

Class A
Actual	$1,000.00	$1,035.20	$4.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.63	$4.27
Class C
Actual	$1,000.00	$1,030.80	$8.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.96	$7.97
Class F
Actual	$1,000.00	$1,035.20	$3.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.41	$3.47
Class I
Actual	$1,000.00	$1,036.40	$2.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.99	$2.92
Class R2
Actual	$1,000.00	$1,032.70	$6.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.96	$5.97
Class R3
Actual	$1,000.00	$1,033.30	$5.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.47	$5.42

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.85% for Class A, 1.59% for Class C, 0.69% for Class F, 0.58% for Class I, 1.19% for Class R2, and 1.08% for Class R3) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
July 31, 2012

Sector*	%**
Consumer Discretionary	8.02%
Consumer Staples	4.84%
Energy	9.54%
Financials	30.98%
Health Care	7.38%
Industrials	10.88%

Sector*	%**
Information Technology	11.05%
Materials	6.07%
Telecommunication Services	0.27%
Utilities	10.97%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

8

Schedule of Investments
CALIBRATED LARGE CAP VALUE FUND July 31, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.75%

Aerospace & Defense 4.13%
Boeing Co. (The)	4,700	$347
Lockheed Martin Corp.	12,000	1,071
Raytheon Co.	8,700	483
United Technologies Corp.	13,400	998

Total		2,899

Airlines 0.36%
Copa Holdings SA Class A
(Panama)(a)	3,300	256

Auto Components 0.68%
Johnson Controls, Inc.	19,400	478

Automobiles 1.32%
Ford Motor Co.	100,200	926

Capital Markets 2.49%
Ares Capital Corp.	65,900	1,096
Morgan Stanley	47,500	649

Total		1,745

Chemicals 1.87%
Kronos Worldwide, Inc.	18,100	306
Mosaic Co. (The)	17,300	1,006

Total		1,312

Commercial Banks 4.85%
BB&T Corp.	22,000	690
Comerica, Inc.	34,300	1,036
First Niagara Financial Group, Inc.	25,100	190
Wells Fargo & Co.	44,000	1,488

Total		3,404

Computers & Peripherals 2.93%
Dell, Inc.*	13,600	162
Hewlett-Packard Co.	45,800	835
NCR Corp.*	45,600	1,063

Total		2,060

Investments	Shares	Fair Value (000)

Consumer Finance 1.77%
Capital One Financial Corp.	22,000	$1,243

Containers & Packaging 0.39%
Rock-Tenn Co. Class A	4,700	274

Diversified Financial Services 5.09%
Bank of America Corp.	159,800	1,173
Citigroup, Inc.	19,900	540
JPMorgan Chase & Co.	45,200	1,627
NASDAQ OMX Group, Inc. (The)	10,300	234

Total		3,574

Diversified Telecommunication Services 3.27%
AT&T, Inc.	48,100	1,824
Verizon Communications, Inc.	10,500	474

Total		2,298

Electric: Utilities 4.97%
FirstEnergy Corp.	23,700	1,190
NV Energy, Inc.	58,700	1,074
PPL Corp.	42,300	1,222

Total		3,486

Electrical Equipment 1.29%
Emerson Electric Co.	18,900	903

Electronic Equipment, Instruments & Components 1.54%
Jabil Circuit, Inc.	49,800	1,081

Energy Equipment & Services 1.66%
Nabors Industries Ltd.*	17,600	244
Rowan Cos., plc Class A*	26,200	920

Total		1,164

Food & Staples Retailing 2.18%
Kroger Co. (The)	42,100	933
Walgreen Co.	16,500	600

Total		1,533

See Notes to Financial Statements.	9

Schedule of Investments (continued)
CALIBRATED LARGE CAP VALUE FUND July 31, 2012

Investments	Shares	Fair Value (000)

Food Products 0.98%
Kellogg Co.	14,400	$687

Health Care Equipment & Supplies 3.59%
Baxter International, Inc.	19,400	1,135
Becton, Dickinson & Co.	13,700	1,037
Medtronic, Inc.	8,900	351

Total		2,523

Health Care Providers & Services 1.33%
HCA Holdings, Inc.	10,300	273
WellPoint, Inc.	12,400	661

Total		934

Household Products 1.63%
Kimberly-Clark Corp.	7,000	608
Procter & Gamble Co. (The)	8,300	536

Total		1,144

Industrial Conglomerates 2.54%
3M Co.	7,300	666
General Electric Co.	53,700	1,114

Total		1,780

Information Technology Services 0.79%
Paychex, Inc.	16,900	552

Insurance 7.80%
ACE Ltd. (Switzerland)(a)	2,300	169
Aflac, Inc.	20,700	906
Allstate Corp. (The)	18,500	634
Aspen Insurance Holdings Ltd.	6,000	172
Berkshire Hathaway, Inc. Class B*	5,300	450
Everest Re Group Ltd.	8,700	885
Hartford Financial Services Group, Inc. (The)	15,900	262
Lincoln National Corp.	11,800	237
Marsh & McLennan Cos., Inc.	5,300	176
MetLife, Inc.	27,000	831
Prudential Financial, Inc.	7,400	357
RenaissanceRe Holdings Ltd.	5,400	399

Total		5,478

Investments	Shares	Fair Value (000)

Machinery 0.19%
Illinois Tool Works, Inc.	2,500	$136

Media 2.28%
Comcast Corp. Class A	5,400	176
Time Warner, Inc.	36,400	1,424

Total		1,600

Multi-Line Retail 1.27%
Kohl’s Corp.	14,300	711
Target Corp.	3,000	182

Total		893

Multi-Utilities 1.73%
AES Corp. (The)*	85,900	1,036
Public Service Enterprise Group, Inc.	5,300	176

Total		1,212

Oil, Gas & Consumable Fuels 14.85%
Anadarko Petroleum Corp.	16,500	1,146
Chevron Corp.	13,300	1,457
ConocoPhillips	29,900	1,628
Devon Energy Corp.	11,300	668
Exxon Mobil Corp.	50,800	4,412
Phillips 66	13,400	504
SM Energy Co.	12,900	607

Total		10,422

Paper & Forest Products 1.86%
International Paper Co.	39,800	1,306

Pharmaceuticals 7.42%
Eli Lilly & Co.	4,000	176
Johnson & Johnson	5,800	401
Merck & Co., Inc.	46,800	2,067
Mylan, Inc.*	46,800	1,078
Pfizer, Inc.	28,600	688
Watson Pharmaceuticals, Inc.*	10,300	802

Total		5,212

Professional Services 0.29%
Towers Watson & Co. Class A	3,500	205

10	See Notes to Financial Statements.

Schedule of Investments (concluded)
CALIBRATED LARGE CAP VALUE FUND July 31, 2012

Investments	Shares	Fair Value (000)

Real Estate Investment Trusts 3.51%
American Capital Agency
Corp.	10,200	$358
Brandywine Realty Trust	14,400	171
Health Care REIT, Inc.	6,500	404
Home Properties, Inc.	3,200	210
Liberty Property Trust	7,700	280
Mid-America Apartment Communities, Inc.	3,600	249
Senior Housing Properties Trust	12,900	294
Simon Property Group, Inc.	1,750	281
Ventas, Inc.	3,200	215

Total		2,462

Road & Rail 0.65%
CSX Corp.	19,800	454

Semiconductors & Semiconductor Equipment 1.90%
Analog Devices, Inc.	4,700	183
Broadcom Corp. Class A*	15,700	532
Intel Corp.	24,200	622

Total		1,337

Specialty Retail 1.44%
Home Depot, Inc. (The)	19,400	1,012

Tobacco 2.91%
Altria Group, Inc.	24,800	892
Philip Morris International, Inc.	12,600	1,152

Total		2,044

Total Common Stocks (cost $66,597,428)		70,029

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 0.23%

Repurchase Agreement
Repurchase Agreement dated 7/31/2012, 0.01% due 8/1/2012 with Fixed Income Clearing Corp. collateralized by $155,000 of Federal Home Loan Mortgage Corp. at 4.50% due 1/15/2014; value: $164,881; proceeds: $158,574 (cost $158,574)	$159	$159

Total Investments in Securities 99.98% (cost $66,756,002)		70,188

Other Assets in Excess of Liabilities 0.02%		17

Net Assets 100.00%		$70,205

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	11

Schedule of Investments
CALIBRATED MID CAP VALUE FUND July 31, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.87%

Aerospace & Defense 0.77%
Exelis, Inc.	98,200	$923

Airlines 0.39%
Copa Holdings SA Class A (Panama)(a)	6,000	465

Auto Components 1.36%
Lear Corp.	46,000	1,635

Beverages 1.51%
Coca-Cola Enterprises, Inc.	62,000	1,818

Capital Markets 2.15%
Ares Capital Corp.	122,200	2,032
E*TRADE Financial Corp.*	74,300	567

Total		2,599

Chemicals 2.00%
Eastman Chemical Co.	5,600	293
Huntsman Corp.	124,900	1,580
Kronos Worldwide, Inc.	32,000	541

Total		2,414

Commercial Banks 4.74%
Comerica, Inc.	67,200	2,030
First Niagara Financial Group, Inc.	256,300	1,943
M&T Bank Corp.	11,900	1,022
SunTrust Banks, Inc.	30,800	728

Total		5,723

Commercial Services & Supplies 0.26%
Republic Services, Inc.	10,800	312

Computers & Peripherals 1.95%
NCR Corp.*	75,100	1,752
NetApp, Inc.*	18,400	601

Total		2,353

Construction & Engineering 0.30%
URS Corp.	10,200	358

Investments	Shares	Fair Value (000)

Containers & Packaging 1.87%
Rock-Tenn Co. Class A	32,600	$1,898
Sealed Air Corp.	22,200	360

Total		2,258

Diversified Financial Services 1.60%
NASDAQ OMX Group, Inc. (The)	69,800	1,584
NYSE Euronext	13,600	347

Total		1,931

Electric: Utilities 9.17%
Edison International	39,900	1,843
Entergy Corp.	32,800	2,384
Great Plains Energy, Inc.	88,700	1,967
NV Energy, Inc.	115,600	2,114
PPL Corp.	95,500	2,760

Total		11,068

Electronic Equipment, Instruments & Components 1.78%
Jabil Circuit, Inc.	99,100	2,151

Energy Equipment & Services 1.95%
Nabors Industries Ltd.*	117,100	1,620
Rowan Cos., plc Class A*	21,000	738

Total		2,358

Food Products 2.72%
Bunge Ltd.	16,200	1,065
Campbell Soup Co.	55,500	1,838
Ingredion, Inc.	7,300	379

Total		3,282

Health Care Equipment & Supplies 1.55%
St. Jude Medical, Inc.	50,000	1,868

Health Care Providers & Services 3.29%
CIGNA Corp.	44,300	1,784
Community Health Systems, Inc.*	37,200	915
HCA Holdings, Inc.	35,300	935
Humana, Inc.	5,400	333

Total		3,967

12	See Notes to Financial Statements.

Schedule of Investments (continued)
CALIBRATED MID CAP VALUE FUND July 31, 2012

Investments	Shares	Fair Value (000)

Hotels, Restaurants & Leisure 1.11%
Brinker International, Inc.	41,200	$1,335

Household Durables 0.36%
Newell Rubbermaid, Inc.	24,800	438

Information Technology Services 2.01%
Broadridge Financial Solutions, Inc.	40,000	847
Paychex, Inc.	48,200	1,575

Total		2,422

Insurance 8.21%
Aspen Insurance Holdings Ltd.	33,700	969
AXIS Capital Holdings Ltd.	59,200	1,945
Everest Re Group Ltd.	19,600	1,993
Hartford Financial Services Group, Inc. (The)	54,400	895
Lincoln National Corp.	61,700	1,237
RenaissanceRe Holdings Ltd.	26,400	1,954
Unum Group	48,400	914

Total		9,907

Leisure Equipment & Products 0.93%
Mattel, Inc.	32,000	1,125

Machinery 7.91%
Dover Corp.	40,600	2,212
Eaton Corp.	56,100	2,459
Flowserve Corp.	15,600	1,872
IDEX Corp.	44,900	1,713
Kennametal, Inc.	10,600	391
PACCAR, Inc.	13,600	544
Timken Co. (The)	9,900	358

Total		9,549

Media 1.16%
Interpublic Group of Cos., Inc. (The)	47,800	472
McGraw-Hill Cos., Inc. (The)	19,700	925

Total		1,397

Investments	Shares	Fair Value (000)

Multi-Line Retail 1.62%
Kohl’s Corp.	33,300	$1,656
Macy’s, Inc.	8,400	301

Total		1,957

Multi-Utilities 1.79%
AES Corp. (The)*	178,800	2,156

Office Electronics 0.89%
Xerox Corp.	155,000	1,074

Oil, Gas & Consumable Fuels 7.57%
Denbury Resources, Inc.*	146,600	2,216
Noble Energy, Inc.	28,900	2,527
SM Energy Co.	28,900	1,361
Valero Energy Corp.	85,500	2,351
Whiting Petroleum Corp.*	16,900	683

Total		9,138

Paper & Forest Products 2.19%
International Paper Co.	80,600	2,645

Pharmaceuticals 2.53%
Mylan, Inc.*	72,800	1,676
Watson Pharmaceuticals, Inc.*	17,700	1,378

Total		3,054

Professional Services 1.25%
Towers Watson & Co. Class A	25,700	1,507

Real Estate Investment Trusts 11.91%
Alexandria Real Estate Equities, Inc.	7,400	544
American Capital Agency Corp.	29,100	1,023
Annaly Capital Management, Inc.	30,700	535
AvalonBay Communities, Inc.	2,400	353
Boston Properties, Inc.	3,000	333
Brandywine Realty Trust	45,300	538
Camden Property Trust	7,500	535
DDR Corp.	42,100	633
HCP, Inc.	30,000	1,416
Health Care REIT, Inc.	19,400	1,207

See Notes to Financial Statements.	13

Schedule of Investments (concluded)
CALIBRATED MID CAP VALUE FUND July 31, 2012

Investments	Shares	Fair Value (000)

Real Estate Investment Trusts (continued)
Home Properties, Inc.	8,400	$551
Host Hotels & Resorts, Inc.	13,000	191
Kimco Realty Corp.	45,400	885
Liberty Property Trust	17,900	650
Macerich Co. (The)	5,500	321
Mack-Cali Realty Corp.	21,800	584
Mid-America Apartment Communities, Inc.	6,500	450
Plum Creek Timber Co., Inc.	7,800	317
ProLogis, Inc.	13,800	446
Senior Housing Properties Trust	29,100	662
Ventas, Inc.	21,400	1,439
Vornado Realty Trust	5,000	417
Weyerhaeuser Co.	14,500	339

Total		14,369

Real Estate Management & Development 0.82%
Jones Lang LaSalle, Inc.	14,900	994

Semiconductors & Semiconductor Equipment 4.12%
Analog Devices, Inc.	54,900	2,146
Marvell Technology Group Ltd.	192,000	2,162
Maxim Integrated Products, Inc.	24,400	664

Total		4,972

Investments	Shares	Fair Value (000)

Software 0.28%
Activision Blizzard, Inc.	28,300	$340

Specialty Retail 1.25%
Foot Locker, Inc.	9,700	320
Tiffany & Co.	21,600	1,187

Total		1,507

Textiles, Apparel & Luxury Goods 0.22%
Deckers Outdoor Corp.*	6,500	271

Thrifts & Mortgage Finance 1.50%
People’s United Financial, Inc.	158,300	1,814

Tobacco 0.61%
Lorillard, Inc.	5,700	733

Wireless Telecommunication Services 0.27%
Telephone & Data Systems, Inc.	13,400	325

Total Investments in Common Stocks 99.87% (cost $119,688,731)		120,512

Other Assets in Excess of Liabilities 0.13%		152

Net Assets 100.00%		$120,664

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

14	See Notes to Financial Statements.

Statements of Assets and Liabilities
July 31, 2012

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
ASSETS:
Investments in securities, at cost	$66,756,002	$119,688,731

Investments in securities, at fair value	$70,188,393	$120,511,813
Receivables:
Investment securities sold	150,789	2,921,662
Capital shares sold	104,535	18,605,798
Dividends	82,574	52,052
From advisor (See Note 3)	31,961	31,238
Prepaid expenses	17,990	17,015

Total assets	70,576,242	142,139,578

LIABILITIES:
Payables:
To bank	–	2,698,716
Investment securities purchased	249,022	18,647,643
Capital shares reacquired	1,070	–
Management fee	33,538	40,179
12b-1 distribution fees	6,670	3,933
Trustees’ fees	157	53
Fund administration	2,236	2,679
To affiliates (See Note 3)	7,389	9,990
Accrued expenses and other liabilities	71,530	72,629

Total liabilities	371,612	21,475,822

NET ASSETS	$70,204,630	$120,663,756

COMPOSITION OF NET ASSETS:
Paid-in capital	$64,943,794	$119,124,704
Undistributed net investment income	379,048	323,868
Accumulated net realized gain on investments	1,449,397	392,102
Net unrealized appreciation on investments	3,432,391	823,082

Net Assets	$70,204,630	$120,663,756

See Notes to Financial Statements.	15

Statements of Assets and Liabilities (concluded)
July 31, 2012

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund

Net assets by class:
Class A Shares	$35,931,581	$13,726,350
Class C Shares	$60,604	$14,587
Class F Shares	$34,658	$56,413
Class I Shares	$34,154,929	$106,844,490
Class R2 Shares	$11,426	$10,955
Class R3 Shares	$11,432	$10,961
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	2,091,977	833,664
Class C Shares	3,544	890
Class F Shares	2,016	3,424
Class I Shares	1,985,987	6,475,376
Class R2 Shares	666.667	666.667
Class R3 Shares	666.667	666.667
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$17.18	$16.47
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$18.23	$17.47
Class C Shares-Net asset value	$17.10	$16.39
Class F Shares-Net asset value	$17.19	$16.48
Class I Shares-Net asset value	$17.20	$16.50
Class R2 Shares-Net asset value	$17.14	$16.43
Class R3 Shares-Net asset value	$17.15	$16.44

16	See Notes to Financial Statements.

Statements of Operations
For the Period Ended July 31, 2012*

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Investment income:
Dividends (net of foreign withholding taxes of $218 and $0, respectively)	$485,590	$436,258
Interest	21	9

Total investment income	485,611	436,267

Expenses:
Management fee	111,621	109,809
12b-1 distribution plan-Class A	33,730	20,514
12b-1 distribution plan-Class C	341	73
12b-1 distribution plan-Class F	7	7
12b-1 distribution plan-Class R2	40	39
12b-1 distribution plan-Class R3	33	33
Shareholder servicing	26,868	24,713
Professional	41,986	41,986
Reports to shareholders	5,849	7,172
Fund administration	7,441	7,321
Custody	10,288	14,985
Trustees’ fees	378	264
Registration	2,480	2,487
Offering costs	11,774	11,566
Subsidy (See Note 3)	7,389	10,545
Other	3,825	3,862

Gross expenses	264,050	255,376
Expense reductions (See Note 7)	(10)	(5)
Management fee waived and expenses reimbursed (See Note 3)	(137,622)	(125,746)

Net expenses	126,418	129,625

Net investment income	359,193	306,642

Net realized and unrealized gain:
Net realized gain on investments	1,449,397	392,102
Net change in unrealized appreciation on investments	3,432,391	823,082

Net realized and unrealized gain	4,881,788	1,215,184

Net Increase in Net Assets Resulting From Operations	$5,240,981	$1,521,826

*	For the period December 21, 2011 (commencement of operations) to July 31, 2012.

See Notes to Financial Statements.	17

Statement of Changes in Net Assets

Calibrated Large Cap Value Fund

INCREASE IN NET ASSETS	For the Period Ended July 31, 2012*
Operations:
Net investment income	$359,193
Net realized gain on investments	1,449,397
Net change in unrealized appreciation on investments	3,432,391

Net increase in net assets resulting from operations	5,240,981

Capital share transactions (See Note 11):
Net proceeds from sales of shares	67,412,606
Cost of shares reacquired	(2,448,957)

Net increase in net assets resulting from capital share transactions	64,963,649

Net increase in net assets	70,204,630

NET ASSETS:
Beginning of period	$–

End of period	$70,204,630

Undistributed net investment income	$379,048

*	For the period December 21, 2011 (commencement of operations) to July 31, 2012.

18	See Notes to Financial Statements.

Statement of Changes in Net Assets (concluded)

Calibrated Mid Cap Value Fund

INCREASE IN NET ASSETS	For the Period Ended July 31, 2012*
Operations:
Net investment income	$306,642
Net realized gain on investments	392,102
Net change in unrealized appreciation on investments	823,082

Net increase in net assets resulting from operations	1,521,826

Capital share transactions (See Note 11):
Net proceeds from sales of shares	123,859,997
Cost of shares reacquired	(4,718,067)

Net increase in net assets resulting from capital share transactions	119,141,930

Net increase in net assets	120,663,756

NET ASSETS:
Beginning of period	$–

End of period	$120,663,756

Undistributed net investment income	$323,868

*	For the period December 21, 2011 (commencement of operations) to July 31, 2012.

See Notes to Financial Statements.	19

Financial Highlights
CALIBRATED LARGE CAP VALUE FUND

	Class A Shares

	12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:
Net investment income(b)	.19
Net realized and unrealized gain	1.99

Total from investment operations	2.18

Net asset value, end of period	$17.18

Total Return(c)	14.53	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.73	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.73	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.41	%(e)

Net investment income	1.89	%(e)

Supplemental Data:

Net assets, end of period (000)	$35,932
Portfolio turnover rate	62.31%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

20	See Notes to Financial Statements.

Financial Highlights (continued)
CALIBRATED LARGE CAP VALUE FUND

	Class C Shares

	12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:
Net investment income(b)	.15
Net realized and unrealized gain	1.95

Total from investment operations	2.10

Net asset value, end of period	$17.10

Total Return(c)	14.00	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.47	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.47	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	2.15	%(e)

Net investment income	1.44	%(e)

Supplemental Data:

Net assets, end of period (000)	$61
Portfolio turnover rate	62.31%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	21

Financial Highlights (continued)
CALIBRATED LARGE CAP VALUE FUND

	Class F Shares

	12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:
Net investment income(b)	.20
Net realized and unrealized gain	1.99

Total from investment operations	2.19

Net asset value, end of period	$17.19

Total Return(c)	14.60	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.58	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.58	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.33	%(e)

Net investment income	2.03	%(e)

Supplemental Data:

Net assets, end of period (000)	$35
Portfolio turnover rate	62.31%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

22	See Notes to Financial Statements.

Financial Highlights (continued)
CALIBRATED LARGE CAP VALUE FUND

	Class I Shares

	12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:
Net investment income(b)	.19
Net realized and unrealized gain	2.01

Total from investment operations	2.20

Net asset value, end of period	$17.20

Total Return(c)	14.67	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.49	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.49	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.94	%(e)

Net investment income	1.89	%(e)

Supplemental Data:

Net assets, end of period (000)	$34,155
Portfolio turnover rate	62.31%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	23

Financial Highlights (continued)
CALIBRATED LARGE CAP VALUE FUND

	Class R2 Shares

	12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:
Net investment income(b)	.16
Net realized and unrealized gain	1.98

Total from investment operations	2.14

Net asset value, end of period	$17.14

Total Return(c)	14.27	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.06	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.06	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.81	%(e)

Net investment income	1.55	%(e)

Supplemental Data:

Net assets, end of period (000)	$11
Portfolio turnover rate	62.31%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

24	See Notes to Financial Statements.

Financial Highlights (concluded)
CALIBRATED LARGE CAP VALUE FUND

	Class R3 Shares

	12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:
Net investment income(b)	.17
Net realized and unrealized gain	1.98

Total from investment operations	2.15

Net asset value, end of period	$17.15

Total Return(c)	14.33	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.96	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.96	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.71	%(e)

Net investment income	1.65	%(e)

Supplemental Data:

Net assets, end of period (000)	$11
Portfolio turnover rate	62.31%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	25

Financial Highlights
CALIBRATED MID CAP VALUE FUND

	Class A Shares

	12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:
Net investment income(b)	.15
Net realized and unrealized gain	1.32

Total from investment operations	1.47

Net asset value, end of period	$16.47

Total Return(c)	9.80	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.83	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.83	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.63	%(e)

Net investment income	1.51	%(e)

Supplemental Data:

Net assets, end of period (000)	$13,726
Portfolio turnover rate	76.72%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

26	See Notes to Financial Statements.

Financial Highlights (continued)
CALIBRATED MID CAP VALUE FUND

	Class C Shares

	12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:
Net investment income(b)	.08
Net realized and unrealized gain	1.31

Total from investment operations	1.39

Net asset value, end of period	$16.39

Total Return(c)	9.27	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.54	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.54	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	2.38	%(e)

Net investment income	.80	%(e)

Supplemental Data:

Net assets, end of period (000)	$15
Portfolio turnover rate	76.72%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	27

Financial Highlights (continued)
CALIBRATED MID CAP VALUE FUND

	Class F Shares

	12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:
Net investment income(b)	.16
Net realized and unrealized gain	1.32

Total from investment operations	1.48

Net asset value, end of period	$16.48

Total Return(c)	9.87	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.68	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.68	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.51	%(e)

Net investment income	1.59	%(e)

Supplemental Data:

Net assets, end of period (000)	$56
Portfolio turnover rate	76.72%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

28	See Notes to Financial Statements.

Financial Highlights (continued)
CALIBRATED MID CAP VALUE FUND

	Class I Shares

	12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:
Net investment income(b)	.17
Net realized and unrealized gain	1.33

Total from investment operations	1.50

Net asset value, end of period	$16.50

Total Return(c)	10.00	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.58	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.58	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.95	%(e)

Net investment income	1.73	%(e)

Supplemental Data:

Net assets, end of period (000)	$106,844
Portfolio turnover rate	76.72%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	29

Financial Highlights (continued)
CALIBRATED MID CAP VALUE FUND

	Class R2 Shares

	12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:
Net investment income(b)	.11
Net realized and unrealized gain	1.32

Total from investment operations	1.43

Net asset value, end of period	$16.43

Total Return(c)	9.53	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.15	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.15	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	2.01	%(e)

Net investment income	1.15	%(e)

Supplemental Data:

Net assets, end of period (000)	$11
Portfolio turnover rate	76.72%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

30	See Notes to Financial Statements.

Financial Highlights (concluded)
CALIBRATED MID CAP VALUE FUND

	Class R3 Shares

	12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:
Net investment income(b)	.12
Net realized and unrealized gain	1.32

Total from investment operations	1.44

Net asset value, end of period	$16.44

Total Return(c)	9.60	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.05	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.05	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.91	%(e)

Net investment income	1.24	%(e)

Supplemental Data:

Net assets, end of period (000)	$11
Portfolio turnover rate	76.72%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	31

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett Equity Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust was formed on May 1, 2001 and is organized as a Delaware statutory trust. The Trust currently consists of three funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Calibrated Large Cap Value Fund (“Calibrated Large Cap Value Fund”) and Lord Abbett Calibrated Mid Cap Value Fund (“Calibrated Mid Cap Value Fund”). The Funds commenced operations on December 21, 2011. The Funds’ registration statement became effective with the SEC on December 15, 2011 and shares became available to the public on January 3, 2012.

The investment objective of each Fund is total return. Each Fund has six classes of shares: Class A, C, F, I, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, I, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow each Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved in good faith by the Board. The Pricing Committee considers a number of factors, including unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions,

32

Notes to Financial Statements (continued)

market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and transactional back-testing comparison analysis.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal period ended July 31, 2012. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, C, F, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)

Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-

33

Notes to Financial Statements (continued)

tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2012 in valuing each Fund’s investments carried at fair value:

	Calibrated Large Cap Value				Calibrated Mid Cap Value
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$70,029	$–	$–	$70,029	$120,512	$–	$–	$120,512
Repurchase Agreement	–	159	–	159	–	–	–	–
Total	$70,029	$159	$–	$70,188	$120,512	$–	$–	$120,512

*	See Schedule of Investments for fair values in each industry.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rate:

First $2 billion	.60%
Over $2 billion	.55%

For the period ended July 31, 2012, the effective management fee, net of waivers, was at an annualized rate of .00% of average daily net assets for each Fund.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

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Notes to Financial Statements (continued)

For the period ended July 31, 2012 and continuing through November 30, 2013, Lord Abbett has contractually agreed to waive all or a portion of each Fund’s management fee and if necessary, reimburse each Fund’s other expenses, to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of .50% for Calibrated Large Cap Value Fund and .60% for Calibrated Mid Cap Value Fund. Each agreement may be terminated only upon approval of each Fund’s Board.

For the period December 21, 2011 through December 28, 2011, Lord Abbett voluntarily waived its entire management fee and reimbursed all expenses for each Fund.

Each Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with certain Lord Abbett Funds that pursue their investment objectives by investing in other mutual funds (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fee and distribution and service fees) of each applicable Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by the Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

As of July 31, 2012, the percentages of Calibrated Large Cap Value Fund’s and Calibrated Mid Cap Value Fund’s outstanding shares owned by each Fund of Funds were as follows:

		Underlying Funds
Fund of Funds	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Lord Abbett Balanced Strategy Fund	27.65%	55.63%
Lord Abbett Diversified Income Strategy Fund	5.05%	3.81%
Lord Abbett Global Allocation Fund	1.20%	6.85%
Lord Abbett Growth & Income Strategy Fund	14.19%	22.01%

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees*	Class A	Class C	Class F	Class R2	Class R3
Service	.25%	.25%	–	.25%	.25%
Distribution	–	.75%	.10%	.35%	.25%

*

Each Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the period ended July 31, 2012:

	Distributor Commissions	Dealers’ Concessions
Calibrated Large Cap Value Fund	$1,816	$9,279
Calibrated Mid Cap Value Fund	655	3,465

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Notes to Financial Statements (continued)

Distributor did not receive any CDSCs for the period ended July 31, 2012.

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually for each Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

As of July 31, 2012, the components of accumulated gains on a tax-basis were as follows:

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Undistributed ordinary income – net	$1,942,278	$1,142,442
Undistributed long-term capital gains	3,272	10,851
Total undistributed earnings	$1,945,550	$1,153,293
Temporary differences	(157)	(53)
Unrealized gains – net	3,315,443	385,812
Total accumulated gains – net	$5,260,836	$1,539,052

As of July 31, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Tax cost	$66,872,950	$120,126,001
Gross unrealized gain	4,039,578	2,308,286
Gross unrealized loss	(724,135)	(1,922,474)
Net unrealized security gain	$3,315,443	$385,812

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

Permanent items identified during the period ended July 31, 2012 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Undistributed Net Investment Income	Paid-in Capital
Calibrated Large Cap Value Fund	$19,855	$(19,855)
Calibrated Mid Cap Value Fund	17,226	(17,226)

The permanent differences are attributable to the tax treatment of certain expenses.

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Notes to Financial Statements (continued)

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the period ended July 31, 2012 were as follows:

	Purchases	Sales
Calibrated Large Cap Value Fund	$86,977,294	$21,821,326
Calibrated Mid Cap Value Fund	147,564,881	28,242,401

There were no purchases or sales of U.S. Government securities for the period ended July 31, 2012.

6. TRUSTEES’ REMUNERATION

The Trust’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8. LINE OF CREDIT

On April 2, 2012, each Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on each Fund’s Statement of Operations. Any borrowing under this Facility will bear interest at current market rates as set forth in the credit agreement. As of July 31, 2012, there were no loans outstanding pursuant to this Facility.

9. CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

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Notes to Financial Statements (continued)

10. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of a Fund’s investment in an individual company will fluctuate in response to its changing prospects and movements in the equity securities markets in general. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The market may fail to recognize for a long time the intrinsic value of particular value stocks each Fund may hold. The large companies in which Calibrated Large Cap Value Fund invests may be less able to respond quickly to certain market developments and may have slower rates of growth than smaller companies. The mid-sized companies in which Calibrated Mid Cap Value Fund invests may be less able to weather economic shifts or other adverse developments than larger, more established companies.

Due to each Fund’s exposure to foreign companies and American Depository Receipts, each Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect each Fund’s performance.

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Calibrated Large Cap Value Fund		Period Ended July 31, 2012†
Class A Shares	Shares	Amount
Shares sold	2,239,545	$35,285,462
Shares reacquired	(147,568)	(2,420,649)
Increase	2,091,977	$32,864,813

Class C Shares
Shares sold	5,200	$83,959
Shares reacquired	(1,656)	(27,221)
Increase	3,544	$56,738

Class F Shares
Shares sold	2,016	$33,260
Increase	2,016	$33,260

Class I Shares
Shares sold	1,986,051	$31,989,925
Shares reacquired	(64)	(1,087)
Increase	1,985,987	$31,988,838

Class R2 Shares
Shares sold	666.667	$10,000
Increase	666.667	$10,000

Class R3 Shares
Shares sold	666.667	$10,000
Increase	666.667	$10,000

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Notes to Financial Statements (concluded)

Calibrated Mid Cap Value Fund		Period Ended July 31, 2012†
Class A Shares	Shares	Amount
Shares sold	1,124,432	$17,407,262
Shares reacquired	(290,768)	(4,716,098)
Increase	833,664	$12,691,164

Class C Shares
Shares sold	944	$14,330
Shares reacquired	(54)	(925)
Increase	890	$13,405

Class F Shares
Shares sold	3,424	$54,865
Increase	3,424	$54,865

Class I Shares
Shares sold	6,475,440	$106,363,540
Shares reacquired	(64)	(1,044)
Increase	6,475,376	$106,362,496

Class R2 Shares
Shares sold	666.667	$10,000
Increase	666.667	$10,000

Class R3 Shares
Shares sold	666.667	$10,000
Increase	666.667	$10,000

†	For the period December 21, 2011 (commencement of operations) to July 31, 2012.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Lord Abbett Equity Trust and the Shareholders of Lord Abbett Calibrated Mid Cap Value Fund and Lord Abbett Calibrated Large Cap Value Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Lord Abbett Calibrated Mid Cap Value Fund and Lord Abbett Calibrated Large Cap Value Fund (collectively the “Funds”), two of the portfolios constituting the Lord Abbett Equity Trust (“the Trust”) as of July 31, 2012, and the related statements of operations, changes in net assets, and the financial highlights for the period from December 21, 2011 (commencement of operations) to July 31, 2012. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2012, the results of their operations, the changes in their net assets, and financial highlights for the period from December 21, 2011 (commencement of operations) through July 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
September 26, 2012

40

Basic Information About Management

The Board of Trustees (the “Board”) is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board elects officers who are responsible for the day-to-day operations of the Trust and who execute policies authorized by the Board. The Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Trust’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Fund.

Interested Trustees
The following Trustees are associated with Lord Abbett and are “interested persons” of the Trust as defined in the Act (as Mr. Dow is the Senior Partner of Lord Abbett and Ms. Foster is the Managing Partner of Lord Abbett). Mr. Dow and Ms. Foster are officers and trustees of each of the 13 Lord Abbett-sponsored funds, which consist of 56 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During the Past Five Years

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee and Chairman since 2001	Principal Occupation: Senior Partner of Lord Abbett (since 2007) and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Other Directorships: None.

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee and President since 2006	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Other Directorships: None.

Independent Trustees
The following Independent Trustees also are trustees of each of the 13 Lord Abbett-sponsored funds, which consist of 56 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During the Past Five Years

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 2001	Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 - 2010) and Adelphia Communications Inc. (2003 - 2007).

41

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During the Past Five Years

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 2001

Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 - 2009).

Other Directorships: Previously served as a director of Interstate Bakeries Corp. (1991 - 2008).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Trustee since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 - 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Lend Lease Corporation Limited (since 2006), and WellPoint, Inc., a health benefits company (since 1994). Previously served as a director of Resources Connection, Inc., a consulting firm (2004 - 2007).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2001

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 2001

Principal Occupation: Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996).

Other Directorships: Currently serves as director of Ace, Ltd. (since 1997). Previously served as a director of Hewitt Associates, Inc. (2004 - 2010).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990).

Other Directorships: Currently serves as director of Crane Co. (since 1998). Previously served as a director of Synageva BioPharma Corp., a biopharmaceutical company (2009 - 2011), and ViaCell, Inc. (2003 - 2007).

42

Basic Information About Management (continued)

Officers
None of the officers listed below have received compensation from the Trust. All of the officers of the Trust also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 2001	Senior Partner of Lord Abbett (since 2007), and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert P. Fetch (1953)	Executive Vice President	Elected in 2009	Partner and Director, joined Lord Abbett in 1995.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2007	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Walter H. Prahl (1958)	Executive Vice President	Elected in 2011	Partner and Director, joined Lord Abbett in 1997.

Frederick J. Ruvkun (1957)	Executive Vice President	Elected in 2011	Partner and Director, joined Lord Abbett in 2006.

Michael T. Smith (1963)	Executive Vice President	Elected in 2001	Partner and Director, joined Lord Abbett in 1997.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 2001	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 2001	Partner and General Counsel, joined Lord Abbett in 1997.

43

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years

David J. Linsen (1974)	Vice President	Elected in 2012	Partner and Director, joined Lord Abbett in 2001.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 2001	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Partner and Deputy General Counsel, joined Lord Abbett in 2006.

John P. Piccard (1970)	Vice President	Elected in 2008	Portfolio Manager, joined Lord Abbett in 2004.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information (“SAI”), which contains further information about the Trust’s Trustees. It is available free upon request.

44

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

45

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Equity Trust Lord Abbett Calibrated Large Cap Value Fund Lord Abbett Calibrated Mid Cap Value Fund	CALIBRATED-2-0712 (09/12)

2 0 1 2

L O R D  A B B E T T

A N N U A L

R E P O R T

Lord Abbett

Small Cap Blend Fund

For the fiscal year ended July 31, 2012

Lord Abbett Equity Trust
Lord Abbett Small Cap Blend Fund
Annual Report
For the fiscal year ended July 31, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Lord Abbett Small Cap Blend Fund for the fiscal year ended July 31, 2012. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on the Fund’s performance and other portfolio related updates.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best Regards,

Robert S. Dow
Chairman

          For the fiscal year ended July 31, 2012, the Fund returned -5.87%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Russell 2000® Index,1 which returned 0.19% over the same period.

          While the overall stock market had a strong year with the S&P 500® Index2 up 9.13% for the 12-month period, small caps struggled. The Russell 2000 returned only 0.19% for the period. The period was plagued by macro events, including the European sovereign debt crisis and recession fears, slowing growth in China, and uncertainty regarding the economic picture in the United States. This created an environment that has made it difficult for many active managers, including ourselves. Secular headwinds persist, and we are cautious about the possibility of muted economic growth and uncertainty in cyclically driven areas of the market. However, equity valuations at the end of

1

the period were, in our opinion, favorable for longer-term investors, especially when compared to other financial alternatives.

          Stock selection within the materials and consumer discretionary sectors detracted from the Fund’s performance during the period. Shares of materials holding Kraton Performance Polymers Inc., a producer of engineered polymers, reacted unfavorably to the company’s early August 2011 announcement of a worse than expected second quarter, as the firm was hurt by weak volumes. We exited the position in October 2011 due to our concerns about stalling business momentum. Shares of consumer discretionary holding Digital Generation, Inc., a provider of digital technology services to broadcasters and Internet industries, traded down during the period as the company experienced macro and competitive pressures. We exited the position in May 2012 on concerns surrounding the profitability of the company’s high definition advertisements. Other notable detractors from the Fund’s performance during the period include information technology holding Polycom, Inc. and energy holding Superior Energy Services, Inc. Shares of Polycom, Inc. a provider of unified communications solutions, reacted unfavorably to its April 2012 announcement of a lowered outlook for its first quarter. Superior Energy Services, Inc., a provider of specialized oilfield services and equipment, announced fourth quarter earnings that slightly missed earnings expectations as a result of charges related to the company’s recent acquisition of Complete Production Services. We chose to exit the position in April 2012 due to concerns surrounding pricing within the company’s coil tubing business.

          Notable contributors to the Fund’s performance during the period include financials holdings Altisource Portfolio Solutions S.A. and Ocwen Financial Corporation, consumer discretionary holding Select Comfort Corporation, and health care holding Catalyst Health Solutions, Inc. Shares of Altisource Portfolio Solutions, a provider of real estate, mortgage, asset recovery, and customer relationship management services, steadily rose during the period, aided by the new business deals of the company’s largest customer, Ocwen Financial Corporation. Ocwen Financial Corporation, a provider of residential and commercial mortgage servicing, experienced asset growth during the period with the completion of the acquisition of two additional portfolios. We believe that by the end of the period, the company had positioned itself for continued growth that would be beneficial to both Ocwen Financial Corporation and Altisource Portfolio Solutions. Select Comfort Corporation, a manufacturer and retailer of beds and other sleep-related products, experienced strong sales growth during the period. Shares of Catalyst Health Solutions, Inc., a full-service pharmacy benefit management company, traded at a premium following the April announcement that the company would be acquired by

2

SXC Health Solutions Corporation. We exited the position at a premium in May 2012 ahead of the transaction.

          The Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1 The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and represents approximately 10% of the total market capitalization of the Russell 3000® Index.

2 The S&P 500® Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund’s prospectus.

The annual commentary above discusses the views of the Fund’s management and various portfolio holdings of the Fund as of July 31, 2012. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Fund’s portfolio is actively managed and may change significantly, the Fund may no longer own the securities described above or may have otherwise changed its positions in the securities. For more recent information about the Fund’s portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

3

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 2000® Index, assuming reinvestment of all distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended July 31, 2012

	1 Year	5 Years	10 Years	Life of Class
Class A3	–11.29%	–2.33%	8.11%	–
Class B4	–10.17%	–1.97%	8.20%	–
Class C5	–6.43%	–1.80%	8.06%	–
Class F6	–5.57%	–	–	–1.44%

	1 Year	5 Years	10 Years	Life of Class
Class I7	–5.49%	–0.81%	9.12%	–
Class P7	–5.88%	–1.26%	8.68%	–
Class R2[8]	–6.04%	–	–	0.49
Class R3[9]	–5.96%	–	–	0.57

[1] Reflects the deduction of the maximum initial sales charge of 5.75%.
[2] Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

[3] Total return, which is the percent change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all distributions reinvested for the periods shown ended July 31, 2012, is calculated using the SEC-required uniform method to compute such return.

[4] Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

[5] The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.
[6] Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.
[7] Performance is at net asset value.
[8] Class R2 shares commenced operations on March 24, 2008. Performance for the Class began March 31, 2008. Performance is at net asset value.
[9] Class R3 shares commenced operations on March 24, 2008. Performance for the Class began March 31, 2008. Performance is at net asset value.

4

Expense Example

          As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 through July 31, 2012).

Actual Expenses

          For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 2/1/12 - 7/31/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	2/1/12	7/31/12	2/1/12 – 7/31/12

Class A
Actual	$1,000.00	$ 972.80	$6.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.29	$6.62
Class B
Actual	$1,000.00	$ 970.10	$9.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.08	$9.87
Class C
Actual	$1,000.00	$ 970.00	$9.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.11	$9.82
Class F
Actual	$1,000.00	$ 974.40	$5.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.53	$5.37
Class I
Actual	$1,000.00	$ 975.00	$4.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.87
Class P
Actual	$1,000.00	$ 972.80	$6.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.79	$7.12
Class R2
Actual	$1,000.00	$ 972.00	$7.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.04	$7.87
Class R3
Actual	$1,000.00	$ 972.00	$7.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.57	$7.37

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.32% for Class A, 1.97% for Class B, 1.96% for Class C, 1.07% for Class F, 0.97% for Class I, 1.42% for Class P, 1.57% for Class R2 and 1.47% for Class R3) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
July 31, 2012

Sector*	%**
Consumer Discretionary	14.15%
Consumer Staples	5.04%
Energy	6.91%
Financials	19.58%
Health Care	9.66%

Sector*	%**
Industrials	18.89%
Information Technology	16.27%
Materials	7.90%
Short Term Investment	1.60%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

6

Schedule of Investments
July 31, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 98.18%

Aerospace & Defense 4.82%
Esterline Technologies Corp.*	197,724	$11,610
HEICO Corp.	143,645	5,127
HEICO Corp. Class A	178,783	5,271
Triumph Group, Inc.	266,600	16,670

Total		38,678

Air Freight & Logistics 0.34%
Hub Group, Inc. Class A*	92,000	2,737

Auto Components 3.07%
Dana Holding Corp.	915,500	12,066
Tenneco, Inc.*	428,900	12,563

Total		24,629

Capital Markets 1.26%
Stifel Financial Corp.*	335,200	10,090

Chemicals 0.63%
HB Fuller Co.	60,284	1,761
Sensient Technologies Corp.	92,402	3,276

Total		5,037

Commercial Banks 5.10%
Columbia Banking System, Inc.	237,954	4,295
IBERIABANK Corp.	173,882	8,143
PacWest Bancorp	252,779	5,791
SCBT Financial Corp.	105,753	3,917
Webster Financial Corp.	378,800	7,773
Wintrust Financial Corp.	298,400	10,955

Total		40,874

Commercial Services & Supplies 3.06%
Encore Capital Group, Inc.*	340,317	9,529
Herman Miller, Inc.	499,692	9,144
Portfolio Recovery Associates, Inc.*	68,954	5,839

Total		24,512

Investments	Shares	Fair Value (000)

Communications Equipment 1.00%
Polycom, Inc.*	919,600	$8,037

Construction & Engineering 1.75%
Chicago Bridge & Iron Co. NV (Netherlands)(a)	62,711	2,241
Foster Wheeler AG (Switzerland)*(a)	652,496	11,771

Total		14,012

Diversified Consumer Services 0.70%
Sotheby’s	191,300	5,615

Electronic Equipment, Instruments & Components 2.80%
Anixter International, Inc.	214,350	12,198
Itron, Inc.*	262,607	10,234

Total		22,432

Energy Equipment & Services 3.61%
GulfMark Offshore, Inc. Class A*	101,644	3,654
Helix Energy Solutions Group, Inc.*	330,700	5,913
Hornbeck Offshore Services, Inc.*	332,000	14,060
ION Geophysical Corp.*	799,500	5,317

Total		28,944

Food & Staples Retailing 3.50%
Casey’s General Stores, Inc.	199,600	11,862
Chefs’ Warehouse, Inc. (The)*	379,959	6,137
Harris Teeter Supermarkets, Inc.	243,200	10,054

Total		28,053

Food Products 1.53%
J & J Snack Foods Corp.	212,837	12,300

Health Care Equipment & Supplies 2.06%
Hill-Rom Holdings, Inc.	252,200	6,595
Masimo Corp.*	442,524	9,913

Total		16,508

See Notes to Financial Statements.	7

Schedule of Investments (continued)
July 31, 2012

Investments	Shares	Fair Value (000)

Health Care Providers & Services 6.09%
Centene Corp.*	314,871		$11,978
ExamWorks Group, Inc.*	621,400		8,109
Hanger, Inc.*	280,600		7,231
IPC The Hospitalist Co., Inc.*	131,057		5,635
Providence Service Corp. (The)*	462,700		5,969
Tenet Healthcare Corp.*	2,150,000		9,933

Total			48,855

Hotels, Restaurants & Leisure 3.38%
Bally Technologies, Inc.*	97,800		4,275
Life Time Fitness, Inc.*	251,720		11,431
Penn National Gaming, Inc.*	292,429		11,381

Total			27,087

Information Technology Services 3.34%
Cardtronics, Inc.*	555,663		17,231
FleetCor Technologies, Inc.*	258,440		9,542

Total			26,773

Insurance 2.11%
Endurance Specialty Holdings Ltd.	216,900		7,520
RLI Corp.	145,910		9,398

Total			16,918

Internet & Catalog Retail 0.32%
Kayak Software Corp.*	77,600		2,604

Internet Software & Services 2.93%
Constant Contact, Inc.*	531,200		8,908
NIC, Inc.	790,470		10,640
WebMD Health Corp.*	266,800		3,925

Total			23,473

Life Sciences Tools & Services 1.49%
Covance, Inc.*	254,100		11,928

Investments	Shares	Fair Value (000)

Machinery 4.51%
IDEX Corp.	337,650		$12,881
Middleby Corp. (The)*	149,989		14,687
Titan International, Inc.	416,500		8,609

Total			36,177

Media 0.89%
John Wiley & Sons, Inc. Class A	149,176		7,108

Metals & Mining 7.25%
AuRico Gold, Inc. (Canada)*(a)	1,708,500		11,105
Detour Gold Corp.*(b)	525,900	CAD	11,663
Molycorp, Inc.*	588,600		10,254
New Gold, Inc. (Canada)*(a)	1,022,400		10,326
Osisko Mining Corp. (Canada)*(a)	772,700		6,568
Reliance Steel & Aluminum Co.	160,400		8,257

Total			58,173

Oil, Gas & Consumable Fuels 3.29%
Energy XXI Bermuda Ltd.	426,600		13,301
McMoRan Exploration Co.*	1,000,000		13,060

Total			26,361

Professional Services 1.44%
CRA International, Inc.*	210,546		3,261
Mistras Group, Inc.*	368,936		8,294

Total			11,555

Real Estate Investment Trusts 5.85%
American Campus Communities, Inc.	253,200		12,068
Mid-America Apartment Communities, Inc.	191,200		13,237
Pebblebrook Hotel Trust	514,055		11,679
Post Properties, Inc.	193,000		9,968

Total			46,952

8	See Notes to Financial Statements.

Schedule of Investments (concluded)
July 31, 2012

Investments	Shares	Fair Value (000)

Real Estate Management & Development 3.05%
Altisource Portfolio Solutions SA (Luxembourg)*(a)	145,900	$11,316
Jones Lang LaSalle, Inc.	197,186	13,150

Total		24,466

Semiconductors & Semiconductor Equipment 4.51%
Cypress Semiconductor Corp.*	949,700	10,152
Semtech Corp.*	654,017	15,624
Silicon Laboratories, Inc.*	280,203	10,354

Total		36,130

Software 1.66%
SS&C Technologies Holdings, Inc.*	546,632	13,283

Specialty Retail 3.12%
Aaron’s, Inc.	466,517	13,683
DSW, Inc. Class A	191,600	11,327

Total		25,010

Textiles, Apparel & Luxury Goods 2.64%
Crocs, Inc.*	522,200	8,016
Wolverine World Wide, Inc.	296,496	13,173

Total		21,189

Thrifts & Mortgage Finance 2.16%
Ocwen Financial Corp.*	877,288	17,335

Trading Companies & Distributors 2.92%
DXP Enterprises, Inc.*	41,986	1,856
Kaman Corp.	257,360	8,385
Titan Machinery, Inc.*	464,134	13,200

Total		23,441

Total Common Stocks (cost $739,459,425)		787,276

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 1.60%

Repurchase Agreement

Repurchase Agreement dated 7/31/2012, 0.01% due 8/1/2012 with Fixed Income Clearing Corp. collateralized by $12,270,000 of Federal Home Loan Mortgage Corp. at 4.50% due 1/15/2014; value: $13,052,213; proceeds: $12,795,185 (cost $12,795,181)	$12,795	$12,795

Total Investments in Securities 99.78% (cost $752,254,606)		800,071

Other Assets in Excess of Liabilities 0.22%		1,782

Net Assets 100.00%		$801,853

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

See Notes to Financial Statements.	9

Statement of Assets and Liabilities
July 31, 2012

ASSETS:
Investments in securities, at fair value (cost $752,254,606)	$800,070,990
Receivables:
Investment securities sold	24,705,907
Capital shares sold	215,410
Interest and dividends	76,487
Prepaid expenses and other assets	123,300

Total assets	825,192,094

LIABILITIES:
Payables:
Investment securities purchased	17,593,001
Capital shares reacquired	4,359,713
Management fee	517,784
12b-1 distribution fees	289,163
Trustees’ fees	154,312
Fund administration	27,615
To affiliate (See Note 3)	29,309
Accrued expenses and other liabilities	368,155

Total liabilities	23,339,052

NET ASSETS	$801,853,042

COMPOSITION OF NET ASSETS:
Paid-in capital	$834,514,698
Accumulated net investment loss	(2,648,923)
Accumulated net realized loss on investments and foreign currency related transactions	(77,828,940)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	47,816,207

Net Assets	$801,853,042

10	See Notes to Financial Statements.

Statement of Assets and Liabilities (concluded)
July 31, 2012

Net assets by class:
Class A Shares	$275,156,620
Class B Shares	$17,548,426
Class C Shares	$80,665,651
Class F Shares	$9,988,970
Class I Shares	$332,629,887
Class P Shares	$68,979,324
Class R2 Shares	$393,983
Class R3 Shares	$16,490,181
Outstanding shares by class (unlimited number of authorized shares of beneficial interest, no par value):
Class A Shares	17,861,068
Class B Shares	1,229,965
Class C Shares	5,658,765
Class F Shares	640,629
Class I Shares	20,777,342
Class P Shares	4,491,549
Class R2 Shares	25,834
Class R3 Shares	1,077,465
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.41
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$16.35
Class B Shares-Net asset value	$14.27
Class C Shares-Net asset value	$14.25
Class F Shares-Net asset value	$15.59
Class I Shares-Net asset value	$16.01
Class P Shares-Net asset value	$15.36
Class R2 Shares-Net asset value	$15.25
Class R3 Shares-Net asset value	$15.30

See Notes to Financial Statements.	11

Statement of Operations
For the Year Ended July 31, 2012

Investment income:
Dividends	$8,092,171
Interest	2,678

Total investment income	8,094,849

Expenses:
Management fee	6,856,929
12b-1 distribution plan-Class A	1,107,318
12b-1 distribution plan-Class B	218,076
12b-1 distribution plan-Class C	886,183
12b-1 distribution plan-Class F	10,772
12b-1 distribution plan-Class P	354,332
12b-1 distribution plan-Class R2	2,835
12b-1 distribution plan-Class R3	80,306
Shareholder servicing	1,430,773
Fund administration	365,752
Subsidy (See Note 3)	211,859
Registration	116,095
Reports to shareholders	85,645
Professional	67,234
Custody	37,446
Trustees’ fees	26,826
Other	31,302

Gross expenses	11,889,683
Expense reductions (See Note 7)	(558)

Net expenses	11,889,125

Net investment loss	(3,794,276)

Net realized and unrealized gain (loss):
Net realized gain on investments and foreign currency related transactions	48,254,649
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(116,116,784)

Net realized and unrealized loss	(67,862,135)

Net Decrease in Net Assets Resulting From Operations	$(71,656,411)

12	See Notes to Financial Statements.

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Year Ended July 31, 2012	For the Year Ended July 31, 2011
Operations:
Net investment loss	$(3,794,276)	$(3,725,058)
Net realized gain on investments and foreign currency related transactions	48,254,649	195,750,728
Net change in unrealized appreciation/depreciation on investments and transaction of assets and liabilities denominated in foreign currencies	(116,116,784)	112,497,293

Net increase (decrease) in net assets resulting from operations	(71,656,411)	304,522,963

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	124,912,776	186,512,076
Cost of shares reacquired	(383,145,302)	(597,472,257)

Net decrease in net assets resulting from capital share transactions	(258,232,526)	(410,960,181)

Net decrease in net assets	(329,888,937)	(106,437,218)

NET ASSETS:
Beginning of year	$1,131,741,979	$1,238,179,197

End of year	$801,853,042	$1,131,741,979

Accumulated net investment loss	$(2,648,923)	$(146,907)

See Notes to Financial Statements.	13

Financial Highlights

	Class A Shares

	Year Ended 7/31

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$16.36	$12.91	$12.08	$15.76	$18.69

Investment operations:
Net investment loss(a)	(.07)	(.05)	(.09)	(.08)	(.11)
Net realized and unrealized gain (loss)	(.88)	3.50	.92	(3.60)	(.55)

Total from investment operations	(.95)	3.45	.83	(3.68)	(.66)

Distributions to shareholders from:
Net realized gain	–	–	–	–	(2.27)

Net asset value, end of year	$15.41	$16.36	$12.91	$12.08	$15.76

Total Return(b)	(5.87)%	26.72%	6.87%	(23.35)%	(3.51)%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.36%	1.33%	1.35%	1.40%	1.36%

Expenses, excluding expense reductions	1.36%	1.33%	1.35%	1.40%	1.36%

Net investment loss	(.48)%	(.33)%	(.67)%	(.70)%	(.69)%

Supplemental Data:

Net assets, end of year (000)	$275,157	$398,577	$494,581	$508,663	$739,334
Portfolio turnover rate	81.63%	73.17%	67.29%	42.78%	53.71%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

14	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares

	Year Ended 7/31

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$15.25	$12.11	$11.41	$14.98	$17.99

Investment operations:
Net investment loss(a)	(.16)	(.14)	(.17)	(.15)	(.21)
Net realized and unrealized gain (loss)	(.82)	3.28	.87	(3.42)	(.53)

Total from investment operations	(.98)	3.14	.70	(3.57)	(.74)

Distributions to shareholders from:
Net realized gain	–	–	–	–	(2.27)

Net asset value, end of year	$14.27	$15.25	$12.11	$11.41	$14.98

Total Return(b)	(6.43)%	25.93%	6.13%	(23.83)%	(4.15)%

Ratios to Average Net Assets:

Expenses, including expense reductions	2.01%	1.98%	2.00%	2.05%	2.01%

Expenses, excluding expense reductions	2.01%	1.98%	2.00%	2.05%	2.01%

Net investment loss	(1.13)%	(1.00)%	(1.33)%	(1.36)%	(1.34)%

Supplemental Data:

Net assets, end of year (000)	$17,548	$29,291	$33,599	$44,468	$71,936
Portfolio turnover rate	81.63%	73.17%	67.29%	42.78%	53.71%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	15

Financial Highlights (continued)

	Class C Shares

	Year Ended 7/31

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$15.23	$12.10	$11.40	$14.96	$17.97

Investment operations:
Net investment loss(a)	(.16)	(.14)	(.16)	(.15)	(.21)
Net realized and unrealized gain (loss)	(.82)	3.27	.86	(3.41)	(.53)

Total from investment operations	(.98)	3.13	.70	(3.56)	(.74)

Distributions to shareholders from:
Net realized gain	–	–	–	–	(2.27)

Net asset value, end of year	$14.25	$15.23	$12.10	$11.40	$14.96

Total Return(b)	(6.43)%	25.87%	6.14%	(23.80)%	(4.16)%

Ratios to Average Net Assets:

Expenses, including expense reductions	2.00%	1.97%	2.00%	2.05%	2.01%

Expenses, excluding expense reductions	2.00%	1.97%	2.00%	2.05%	2.01%

Net investment loss	(1.11)%	(1.00)%	(1.33)%	(1.36)%	(1.34)%

Supplemental Data:

Net assets, end of year (000)	$80,666	$109,317	$118,244	$141,177	$227,183
Portfolio turnover rate	81.63%	73.17%	67.29%	42.78%	53.71%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

16	See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares

	Year Ended 7/31				9/28/2007(a) to 7/31/2008

	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$16.51	$13.00	$12.14	$15.79	$19.14

Investment operations:
Net investment loss(b)	(.03)	(.01)	(.06)	(.05)	(.02)
Net realized and unrealized gain (loss)	(.89)	3.52	.92	(3.60)	(1.06)

Total from investment operations	(.92)	3.51	.86	(3.65)	(1.08)

Distributions to shareholders from:
Net realized gain	–	–	–	–	(2.27)

Net asset value, end of period	$15.59	$16.51	$13.00	$12.14	$15.79

Total Return(c)	(5.57)%	27.00%	7.08%	(23.12)%	(5.60	)%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	1.11%	1.08%	1.10%	1.14%	.90	%(d)

Expenses, excluding expense reductions	1.11%	1.08%	1.10%	1.14%	.90	%(d)

Net investment loss	(.22)%	(.09)%	(.43)%	(.41)%	(.14	)%(d)

Supplemental Data:

Net assets, end of period (000)	$9,989	$12,459	$14,469	$9,920	$5,703
Portfolio turnover rate	81.63%	73.17%	67.29%	42.78%	53.71%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	17

Financial Highlights (continued)

	Class I Shares

	Year Ended 7/31

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$16.94	$13.32	$12.42	$16.15	$19.03

Investment operations:
Net investment loss(a)	(.02)	– (b)	(.04)	(.04)	(.06)
Net realized and unrealized gain (loss)	(.91)	3.62	.94	(3.69)	(.55)

Total from investment operations	(.93)	3.62	.90	(3.73)	(.61)

Distributions to shareholders from:
Net realized gain	–	–	–	–	(2.27)

Net asset value, end of year	$16.01	$16.94	$13.32	$12.42	$16.15

Total Return(c)	(5.49)%	27.18%	7.25%	(23.10)%	(3.16)%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.01%	.98%	1.00%	1.05%	1.01%

Expenses, excluding expense reductions	1.01%	.98%	1.00%	1.05%	1.01%

Net investment loss	(.12)%	(.01)%	(.32)%	(.34)%	(.34)%

Supplemental Data:

Net assets, end of year (000)	$332,630	$462,051	$450,908	$421,430	$461,503
Portfolio turnover rate	81.63%	73.17%	67.29%	42.78%	53.71%

(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.

18	See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares

	Year Ended 7/31

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$16.32	$12.89	$12.08	$15.77	$18.72

Investment operations:
Net investment loss(a)	(.09)	(.07)	(.10)	(.09)	(.13)
Net realized and unrealized gain (loss)	(.87)	3.50	.91	(3.60)	(.55)

Total from investment operations	(.96)	3.43	.81	(3.69)	(.68)

Distributions to shareholders from:
Net realized gain	–	–	–	–	(2.27)

Net asset value, end of year	$15.36	$16.32	$12.89	$12.08	$15.77

Total Return(b)	(5.88)%	26.61%	6.71%	(23.40)%	(3.62)%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.46%	1.43%	1.45%	1.50%	1.46%

Expenses, excluding expense reductions	1.46%	1.43%	1.45%	1.50%	1.46%

Net investment loss	(.58)%	(.45)%	(.78)%	(.79)%	(.79)%

Supplemental Data:

Net assets, end of year (000)	$68,979	$99,719	$109,109	$114,373	$136,221
Portfolio turnover rate	81.63%	73.17%	67.29%	42.78%	53.71%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	19

Financial Highlights (continued)

	Class R2 Shares

	Year Ended 7/31				3/24/2008(a) to 7/31/2008

	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$16.23	$12.85	$12.05	$15.75	$14.99

Investment operations:
Net investment loss(b)	(.11)	(.10)	(.12)	(.09)	(.03)
Net realized and unrealized gain (loss)	(.87)	3.48	.92	(3.61)	.79	(c)

Total from investment operations	(.98)	3.38	.80	(3.70)	.76

Net asset value, end of period	$15.25	$16.23	$12.85	$12.05	$15.75

Total Return(d)	(6.04)%	26.40%	6.56%	(23.49)%	5.07	%(e)

Ratios to Average Net Assets:
Expenses, including expense reductions	1.61%	1.58%	1.60%	1.64%	.46	%(e)

Expenses, excluding expense reductions	1.61%	1.58%	1.60%	1.64%	.46	%(e)

Net investment loss	(.73)%	(.65)%	(.93)%	(.84)%	(.22	)%(e)

Supplemental Data:

Net assets, end of period (000)	$394	$658	$754	$709	$11
Portfolio turnover rate	81.63%	73.17%	67.29%	42.78%	53.71%

(a)	Commencement of operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statement of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such a time.

(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

20	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares

	Year Ended 7/31				3/24/2008(a) to 7/31/2008

	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$16.28	$12.86	$12.05	$15.74	$14.99

Investment operations:
Net investment loss(b)	(.09)	(.08)	(.11)	(.08)	(.05)
Net realized and unrealized gain (loss)	(.89)	3.50	.92	(3.61)	.80	(c)

Total from investment operations	(.98)	3.42	.81	(3.69)	.75

Net asset value, end of period	$15.30	$16.28	$12.86	$12.05	$15.74

Total Return(d)	(5.96)%	26.52%	6.63%	(23.38)%	5.00	%(e)

Ratios to Average Net Assets:

Expenses, including expense reductions	1.50%	1.48%	1.49%	1.52%	.53	%(e)

Expenses, excluding expense reductions	1.50%	1.48%	1.49%	1.52%	.53	%(e)

Net investment loss	(.62)%	(.55)%	(.81)%	(.76)%	(.29	)%(e)

Supplemental Data:

Net assets, end of period (000)	$16,490	$19,671	$16,516	$2,568	$105
Portfolio turnover rate	81.63%	73.17%	67.29%	42.78%	53.71%

(a)	Commencement of operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statement of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such a time.

(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.	21

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett Equity Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust was formed on May 1, 2001 and is organized as a Delaware statutory trust. The Trust currently consists of three funds. This report covers Lord Abbett Small-Cap Blend Fund (the “Fund”). Effective August 1, 2011, Lord Abbett Blend Trust changed its name to Lord Abbett Equity Trust.

The Fund’s investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund is closed to most new investors but is open to certain new investors on a limited basis as set forth in the Fund’s prospectus. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

22

Notes to Financial Statements (continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved in good faith by the Board. The Pricing Committee considers a number of factors, including unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and transactional back-testing comparison analysis.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended July 31, 2009 through July 31, 2012. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)

Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

23

Notes to Financial Statements (continued)

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)

Repurchase Agreements– The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)

Fair Value Measurements– Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

	•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$787,276	$–	$–	$787,276
Repurchase Agreement	–	12,795	–	12,795
Total	$787,276	$12,795	$–	$800,071

*	See Schedule of Investments for fair values in each industry.

24

Notes to Financial Statements (continued)

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Over $1 billion	.70%

For the fiscal year ended July 31, 2012, the effective management fee was at an annualized rate of .75% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with certain Lord Abbett Funds that pursue their investment objectives by investing in other mutual funds (each a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each applicable Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by the Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliate on the Fund’s Statement of Assets and Liabilities.

As of July 31, 2012, the percentage of the Fund’s outstanding shares owned by Alpha Strategy Fund was 10.36%.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions
Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the fiscal year ended July 31, 2012:

Distributor Commissions	Dealers’ Concessions
$20,101	$110,809

25

Notes to Financial Statements (continued)

Distributor received CDSCs of $1,267 and $2,578 for Class A and Class C shares, respectively, for the fiscal year ended July 31, 2012.

Two Trustees and certain of the Fund’s officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

As of July 31, 2012, the components of accumulated losses on a tax-basis were as follows:

Capital loss carryforward*	$(69,332,969)
Temporary differences	(5,392,482)
Unrealized gains – net	42,063,795
Total accumulated losses – net	$(32,661,656)

*	As of July 31, 2012, the Fund had a capital loss carryforward of $69,332,969 set to expire in 2018.

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

At the Fund’s election, certain losses incurred within the taxable year (Qualified Late-Year Losses) are deemed to arise on the first business day of the Fund’s next taxable year. The Fund incurred and will elect to defer late-year ordinary losses of $2,095,547 and post-October capital losses of $3,142,623 during fiscal 2012.

As of July 31, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$758,007,018
Gross unrealized gain	85,569,671
Gross unrealized loss	(43,505,699)
Net unrealized security gain	$42,063,972

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

26

Notes to Financial Statements (continued)

Permanent items identified during the fiscal year ended July 31, 2012 have been reclassified among the components of net assets based on their tax basis treatment as follows:

Accumulated Net Investment Loss	Accumulated Net Realized Loss	Paid-in Capital
$1,292,260	$545,654	$(1,837,914)

The permanent differences are primarily attributable to the tax treatment of net investment losses and certain securities.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended July 31, 2012 were as follows:

Purchases	Sales
$736,004,890	$985,062,576

There were no purchases or sales of U.S. Government securities for the fiscal year ended July 31, 2012.

6. TRUSTEES’ REMUNERATION

The Trust’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statement of Operations and in Trustees’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8. LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. During the fiscal year ended July 31, 2012, a participating fund managed by Lord Abbett utilized the Facility and fully repaid its borrowings. As of July 31, 2012, there were no loans outstanding pursuant to this Facility.

27

Notes to Financial Statements (continued)

For the period February 3, 2011 through April 1, 2012, the Fund and certain other funds managed by Lord Abbett had an amount of $200,000,000 available under a Facility from SSB with an annual fee to maintain the Facility of .125% of the amount available under the Facility.

9. CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with growth and value stocks. The value of an investment in the Fund will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Growth stocks may be more volatile than other stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of market conditions or companies is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small company stocks, which tend to be more volatile and can be less liquid than large company stocks. Small companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large companies.

Due to the Fund’s exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

28

Notes to Financial Statements (concluded)

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Class A Shares	Shares	Year Ended July 31, 2012 Amount	Shares	Year Ended July 31, 2011 Amount
Shares sold	2,517,201	$38,089,548	5,287,399	$81,794,532
Converted from Class B*	291,758	4,434,964	207,871	3,199,713
Shares reacquired	(9,314,573)	(140,235,136)	(19,441,357)	(295,215,907)
Decrease	(6,505,614)	$(97,710,624)	(13,946,087)	$(210,221,662)

Class B Shares
Shares sold	15,435	$231,056	38,097	$522,859
Shares reacquired	(392,221)	(5,480,572)	(669,037)	(9,321,847)
Converted to Class A*	(314,138)	(4,434,964)	(222,389)	(3,199,713)
Decrease	(690,924)	$(9,684,480)	(853,329)	$(11,998,701)

Class C Shares
Shares sold	236,091	$3,324,570	340,021	$4,810,052
Shares reacquired	(1,753,625)	(24,578,771)	(2,937,580)	(40,722,352)
Decrease	(1,517,534)	$(21,254,201)	(2,597,559)	$(35,912,300)

Class F Shares
Shares sold	122,166	$1,826,603	309,810	$4,375,960
Shares reacquired	(235,964)	(3,616,624)	(668,457)	(9,867,239)
Decrease	(113,798)	$(1,790,021)	(358,647)	$(5,491,279)

Class I Shares
Shares sold	4,258,957	$65,223,291	4,021,494	$64,187,081
Shares reacquired	(10,757,304)	(166,532,948)	(10,594,303)	(174,041,280)
Decrease	(6,498,347)	$(101,309,657)	(6,572,809)	$(109,854,199)

Class P Shares
Shares sold	656,102	$9,884,765	1,179,488	$17,848,951
Shares reacquired	(2,273,590)	(34,217,150)	(3,532,295)	(54,108,415)
Decrease	(1,617,488)	$(24,332,385)	(2,352,807)	$(36,259,464)

Class R2 Shares
Shares sold	11,252	$173,032	14,991	$210,444
Shares reacquired	(25,919)	(378,664)	(33,202)	(440,346)
Decrease	(14,667)	$(205,632)	(18,211)	$(229,902)

Class R3 Shares
Shares sold	406,798	$6,159,911	845,644	$12,762,197
Shares reacquired	(537,950)	(8,105,437)	(921,099)	(13,754,871)
Decrease	(131,152)	$(1,945,526)	(75,455)	$(992,674)

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Lord Abbett Equity Trust and the Shareholders of Lord Abbett Small-Cap Blend Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Lord Abbett Small-Cap Blend Fund (the “Fund”), one of the portfolios constituting the Lord Abbett Equity Trust (“the Trust”) as of July 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Lord Abbett Small-Cap Blend Fund of the Lord Abbett Equity Trust as of July 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
September 26, 2012

30

Basic Information About Management

The Board of Trustees (the “Board”) is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board elects officers who are responsible for the day-to-day operations of the Trust and who execute policies authorized by the Board. The Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Trust’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Fund.

Interested Trustees

The following Trustees are associated with Lord Abbett and are “interested persons” of the Trust as defined in the Act (as Mr. Dow is the Senior Partner of Lord Abbett and Ms. Foster is the Managing Partner of Lord Abbett). Mr. Dow and Ms. Foster are officers and trustees of each of the 13 Lord Abbett-sponsored funds, which consist of 56 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During the Past Five Years

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee and Chairman since 2001	Principal Occupation: Senior Partner of Lord Abbett (since 2007) and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Other Directorships: None.

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee and President since 2006	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Other Directorships: None.

Independent Trustees

The following Independent Trustees also are trustees of each of the 13 Lord Abbett-sponsored funds, which consist of 56 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During the Past Five Years

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 2001	Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 - 2010) and Adelphia Communications Inc. (2003 - 2007).

31

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During the Past Five Years

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 2001

Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 - 2009).

Other Directorships: Previously served as a director of Interstate Bakeries Corp. (1991 - 2008).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Trustee since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 - 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Lend Lease Corporation Limited (since 2006), and WellPoint, Inc., a health benefits company (since 1994). Previously served as a director of Resources Connection, Inc., a consulting firm (2004 - 2007).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2001

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 2001

Principal Occupation: Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996).

Other Directorships: Currently serves as director of Ace, Ltd. (since 1997). Previously served as a director of Hewitt Associates, Inc. (2004 - 2010).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990).

Other Directorships: Currently serves as director of Crane Co. (since 1998). Previously served as a director of Synageva BioPharma Corp., a biopharmaceutical company (2009 - 2011), and ViaCell, Inc. (2003 - 2007).

32

Basic Information About Management (continued)

Officers
None of the officers listed below have received compensation from the Trust. All of the officers of the Trust also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 2001	Senior Partner of Lord Abbett (since 2007), and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert P. Fetch (1953)	Executive Vice President	Elected in 2009	Partner and Director, joined Lord Abbett in 1995.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2007	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Walter H. Prahl (1958)	Executive Vice President	Elected in 2011	Partner and Director, joined Lord Abbett in 1997.

Frederick J. Ruvkun (1957)	Executive Vice President	Elected in 2011	Partner and Director, joined Lord Abbett in 2006.

Michael T. Smith (1963)	Executive Vice President	Elected in 2001	Partner and Director, joined Lord Abbett in 1997.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 2001	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004.

33

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 2001	Partner and General Counsel, joined Lord Abbett in 1997.

David J. Linsen (1974)	Vice President	Elected in 2012	Partner and Director, joined Lord Abbett in 2001.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 2001	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Partner and Deputy General Counsel, joined Lord Abbett in 2006.

John P. Piccard (1970)	Vice President	Elected in 2008	Portfolio Manager, joined Lord Abbett in 2004.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information (“SAI”), which contains further information about the Trust’s Trustees. It is available free upon request.

34

Householding

The Trust has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

35

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Equity Trust Lord Abbett Small-Cap Blend Fund	LASCB-2-0712 (09/12)

Item 2:	Code of Ethics.

(a)

In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended July 31, 2012 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)

See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 888-522-2388.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that each of the following independent trustees who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow, Robert B. Calhoun Jr., and James L.L. Tullis. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended July 31, 2012 and 2011 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2012	2011
Audit Fees {a}	$112,000	$40,500
Audit-Related Fees	- 0 -	- 0 -

Total audit and audit-related fees	$112,000	$40,500

Tax Fees {b}	21,015	6,939
All Other Fees	- 0 -	- 0 -

Total Fees	$133,015	$47,439

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended July 31, 2012 and 2011 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•

any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended
July 31, 2012 and 2011 were:

	Fiscal year ended:
	2012	2011
All Other Fees {a}	$170,618	$203,580

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended July 31, 2012 and 2011 were:

	Fiscal year ended:
	2012		2011
All Other Fees	$	- 0 -	$	- 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT EQUITY TRUST

	By:	/s/ Robert S. Dow

Robert S. Dow
Chief Executive Officer and Chairman

Date: September 24, 2012

	By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow

Robert S. Dow
Chief Executive Officer and Chairman

Date: September 24, 2012

	By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 24, 2012